Note 8 - Long-term Incentive Plan (Detail) - Period and Predetermined Stock Price Needed for Vesting (USD $)	12 Months Ended
Dec. 31, 2011
Block One [Member]
Begins Vesting	12 mo. after Grant Dates
Ends Vesting	48 mo. after Grant Dates
Predetermined Vesting Price	$ 3.43
Block Two [Member]
Begins Vesting	24 mo. after Grant Dates
Ends Vesting	60 mo. after Grant Dates
Predetermined Vesting Price	$ 4.69
Block Three [Member]
Begins Vesting	36 mo. after Grant Dates
Ends Vesting	72 mo. after Grant Dates
Predetermined Vesting Price	$ 6.43
Block Four [Member]
Begins Vesting	48 mo. after Grant Dates
Ends Vesting	84 mo. after Grant Dates
Predetermined Vesting Price	$ 8.81
Block Five [Member]
Begins Vesting	60 mo. after Grant Dates
Ends Vesting	96 mo. after Grant Dates
Predetermined Vesting Price	$ 12.07